Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 574	$ 541
Others	1,442	1,177
Total other accrued liabilities	$ 2,016	$ 1,718